Allowance for guarantees and acceptances (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Allowance for guarantees and acceptances [Abstract]
Outstanding guarantees and acceptances	₩ 10,249,827	₩ 9,319,885
Contingent guarantees and acceptances	3,433,953	3,669,697
ABS and ABCP purchase commitments	1,604,958	2,116,354
Endorsed bill	1,650	11,287
Total Guarantees and acceptances	15,290,388	15,117,223
Allowance for loss on guarantees and acceptances	₩ 83,851	₩ 100,430
Ratio	0.55%	0.66%